NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss	$ 31,938	$ 30,495	$ 30,333
Net cash provided by used in operating activities	37,916	27,270	$ 28,683
Accumulated deficit	180,173	148,235
Cash and cash equivalents	$ 20,973	$ 11,990